Amounts Receivable and Prepaids (Tables)	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Schedule of amounts receivable and prepaids [Table Text Block]
	2025	2024

Sales tax receivable	$14,650	$6,818
Prepaid expenses and other receivables	8,527	7,667
Receivable on sale of subsidiary	1,816	1,816
Accounts receivable and prepaids, gross	24,993	16,301

Provisions and liability on sales tax receivable, opening	(6,777)	-
Additions	(310)	(6,777)
Recovery and reversal	1,259	-
Foreign exchange	(805)	-
Provisions on sales tax receivable	(6,633)	(6,777)
Accounts receivable and prepaids, net	18,360	9,524

Less: current portion	(15,343)	(6,929)
Long term portion	$3,017	$2,595